Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowances for loan losses activity
Beginning balance	$ 3,163	$ 2,585	$ 2,906
Provision for loan losses	1,374	600	2,229
Loans charged-off	(1,189)	(71)	(2,576)
Recoveries	52	49	26
Ending balance	$ 3,400	$ 3,163	$ 2,585